Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Aug. 14, 2013	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2013
Allowance for doubtful receivables
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		$ 1,168	$ 2,689
Additions charged (credited) to expenses		1,834	1,945
Net (deductions) recoveries		(315)	(1,489)
Other activity		2	(213)
Balance at end of period	$ 1,168	2,689	2,932
Deferred tax valuation allowance
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period			9,280
Additions charged (credited) to expenses		1,435	1,185
Net (deductions) recoveries			(1,429)
Other activity			1,014
Balance at end of period		9,280	$ 10,050
Predecessor | Allowance for doubtful receivables
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	1,054	$ 1,168		$ 1,886
Additions charged (credited) to expenses	106			(319)
Net (deductions) recoveries				(513)
Other activity	8
Balance at end of period	$ 1,168			$ 1,054